Applicable laws and regulations - Schedule of based on the classification of risks, collateral and in compliance with SBP Rule No. 4 2013 (Details ) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Total loans	$ 6,763,020
Securities at amortized cost
Statement [Line Items]
Corporation loan	6,763,020	$ 5,734,605
Loans and advances to banks	2,965,267	2,688,609
Securities at amortized cost | Current
Statement [Line Items]
Corporation loan	6,732,913	5,734,605
Loans and advances to banks	2,945,267	2,688,609
Loans at FVTPL		5,739,918
Securities at amortized cost | Past due
Statement [Line Items]
Corporation loan	20,000	0
Loans and advances to banks	20,000	0
Loans at FVTPL		0
Securities at amortized cost | Delinquent
Statement [Line Items]
Corporation loan	10,107	0
Loans and advances to banks	0	0
Loans at FVTPL		0
Securities at amortized cost | Loans Portfolio
Statement [Line Items]
Corporation loan	6,763,020	5,734,605
Loans and advances to banks	2,965,267	2,688,609
Loans at FVTPL		5,739,918
At fair value through profit or loss
Statement [Line Items]
Total loans		5,739,918
Normal | Securities at amortized cost
Statement [Line Items]
Corporation loan	6,732,913	5,655,344
Loans and advances to banks	2,945,267	2,688,609
Normal | At fair value through profit or loss
Statement [Line Items]
Total loans		5,660,657
Special Mentions [Member] | Securities at amortized cost
Statement [Line Items]
Corporation loan	0	68,668
Loans and advances to banks	0	0
Special Mentions [Member] | At fair value through profit or loss
Statement [Line Items]
Total loans		68,668
Substandard | Securities at amortized cost
Statement [Line Items]
Corporation loan	20,000	10,593
Loans and advances to banks	20,000	0
Substandard | At fair value through profit or loss
Statement [Line Items]
Total loans		10,593
Doubtful | Securities at amortized cost
Statement [Line Items]
Corporation loan	0	0
Loans and advances to banks	0	0
Doubtful | At fair value through profit or loss
Statement [Line Items]
Total loans		0
Unrecoverable | Securities at amortized cost
Statement [Line Items]
Corporation loan	10,107	0
Loans and advances to banks	0	0
Unrecoverable | At fair value through profit or loss
Statement [Line Items]
Total loans		0
Loans to corporate entities | Securities at amortized cost
Statement [Line Items]
Corporation loan	3,669,125	3,022,386
Loans to corporate entities | Securities at amortized cost | Current
Statement [Line Items]
Corporation loan	3,659,018	3,022,386
Loans to corporate entities | Securities at amortized cost | Past due
Statement [Line Items]
Corporation loan	0	0
Loans to corporate entities | Securities at amortized cost | Delinquent
Statement [Line Items]
Corporation loan	10,107	0
Loans to corporate entities | Securities at amortized cost | Loans Portfolio
Statement [Line Items]
Corporation loan	3,669,125	3,022,386
Loans to corporate entities | Normal | Securities at amortized cost
Statement [Line Items]
Corporation loan	3,659,018	2,943,125
Loans to corporate entities | Special Mentions [Member] | Securities at amortized cost
Statement [Line Items]
Corporation loan	0	68,668
Loans to corporate entities | Substandard | Securities at amortized cost
Statement [Line Items]
Corporation loan	0	10,593
Loans to corporate entities | Doubtful | Securities at amortized cost
Statement [Line Items]
Corporation loan	0	0
Loans to corporate entities | Unrecoverable | Securities at amortized cost
Statement [Line Items]
Corporation loan	10,107	0
Private | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	2,245,385	2,120,762
Private | Securities at amortized cost | Current
Statement [Line Items]
Loans and advances to banks	2,225,385	2,120,762
Loans and advances to banks, Financial Institutions		5,313
Private | Securities at amortized cost | Past due
Statement [Line Items]
Loans and advances to banks	20,000	0
Loans and advances to banks, Financial Institutions		0
Private | Securities at amortized cost | Delinquent
Statement [Line Items]
Loans and advances to banks	0	0
Loans and advances to banks, Financial Institutions		0
Private | Securities at amortized cost | Loans Portfolio
Statement [Line Items]
Loans and advances to banks	2,245,385	2,120,762
Loans and advances to banks, Financial Institutions		5,313
Private | At fair value through profit or loss
Statement [Line Items]
Total loans		5,313
Private | Normal | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	2,225,385	2,120,762
Private | Normal | At fair value through profit or loss
Statement [Line Items]
Total loans		5,313
Private | Special Mentions [Member] | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	0	0
Private | Special Mentions [Member] | At fair value through profit or loss
Statement [Line Items]
Total loans		0
Private | Substandard | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	20,000	0
Private | Substandard | At fair value through profit or loss
Statement [Line Items]
Total loans		0
Private | Doubtful | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	0	0
Private | Doubtful | At fair value through profit or loss
Statement [Line Items]
Total loans		0
Private | Unrecoverable | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	0	0
Private | Unrecoverable | At fair value through profit or loss
Statement [Line Items]
Total loans		0
State-owned | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	719,882	567,847
State-owned | Securities at amortized cost | Current
Statement [Line Items]
Loans and advances to banks	719,882	567,847
State-owned | Securities at amortized cost | Past due
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Securities at amortized cost | Delinquent
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Securities at amortized cost | Loans Portfolio
Statement [Line Items]
Loans and advances to banks	719,882	567,847
State-owned | Normal | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	719,882	567,847
State-owned | Special Mentions [Member] | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Substandard | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Doubtful | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	0	0
State-owned | Unrecoverable | Securities at amortized cost
Statement [Line Items]
Loans and advances to banks	0	0
Sovereign [Member] | Securities at amortized cost
Statement [Line Items]
Sovereign	128,628	23,610
Sovereign [Member] | Securities at amortized cost | Current
Statement [Line Items]
Sovereign	128,628	23,610
Sovereign [Member] | Securities at amortized cost | Past due
Statement [Line Items]
Sovereign	0	0
Sovereign [Member] | Securities at amortized cost | Delinquent
Statement [Line Items]
Sovereign	0	0
Sovereign [Member] | Securities at amortized cost | Loans Portfolio
Statement [Line Items]
Sovereign	128,628	23,610
Sovereign [Member] | Normal | Securities at amortized cost
Statement [Line Items]
Sovereign	128,628	23,610
Sovereign [Member] | Special Mentions [Member] | Securities at amortized cost
Statement [Line Items]
Sovereign	0	0
Sovereign [Member] | Substandard | Securities at amortized cost
Statement [Line Items]
Sovereign	0	0
Sovereign [Member] | Doubtful | Securities at amortized cost
Statement [Line Items]
Sovereign	0	0
Sovereign [Member] | Unrecoverable | Securities at amortized cost
Statement [Line Items]
Sovereign	0	0
Allowance For Loan Losses IFRS | Securities at amortized cost
Statement [Line Items]
Total Allowance for loan losses IFRS	55,200	41,476
Allowance For Loan Losses IFRS | Normal | Securities at amortized cost
Statement [Line Items]
Total Allowance for loan losses IFRS	33,639	22,713
Allowance For Loan Losses IFRS | Special Mentions [Member] | Securities at amortized cost
Statement [Line Items]
Total Allowance for loan losses IFRS	0	13,577
Allowance For Loan Losses IFRS | Substandard | Securities at amortized cost
Statement [Line Items]
Total Allowance for loan losses IFRS	16,141	5,186
Allowance For Loan Losses IFRS | Doubtful | Securities at amortized cost
Statement [Line Items]
Total Allowance for loan losses IFRS	0	0
Allowance For Loan Losses IFRS | Unrecoverable | Securities at amortized cost
Statement [Line Items]
Total Allowance for loan losses IFRS	$ 5,420	$ 0